Other income and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other income and expenses
Schedule of other operating income

in EUR k	2023	2022	2021

Government grants	1,488	1,958	2,263
Gain on disposal of property, plant and equipment	56	53	18
VAT refund from tax authorities	1,953	970	—
Sale of IP to JV	7,549	—	—
Others	802	793	613
Total other operating income	11,848	3,774	2,894

Schedule of other operating expenses

in EUR k	2023	2022	2021

Currency losses	431	741	86
Total other operating expenses	431	741	86

Schedule of finance costs, net

in EUR k	2023	2022	2021
Interest expenses from loans	(7,622)	(2,934)	(218)
Changes in FV of warrants	(159)	2,574	—
Changes in FV of floor	134	(376)	—
Changes in FV of prepayment option	288	510	—
Currency income/(loss)	2,445	(963)	—
Unwinding of the discount on lease liabilities	(579)	(637)	(584)
Interest income from loans and receivables	209	3	3
Total Financial costs, net	(5,284)	(1,823)	(799)

Schedule of employee benefits expense

in EUR k	2023	2022	2021
Wages and salaries	28,192	29,690	32,655
Social security contributions	4,499	4,415	4,588
Share‑based payments	2,158	(1,461)	5,471
Termination benefits	812	319	1,158
Total	35,661	32,963	43,872